CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest income	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921
Interest expense	(2,578,698,783)	(2,324,816,251)	(4,459,404,994)
NET INTEREST INCOME	2,717,699,341	3,852,997,969	4,661,412,927
Fee and commission income	873,504,172	721,987,819	728,596,716
Fee and commission expense	(364,482,949)	(350,254,964)	(330,541,540)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	125,391,611	200,864,657	(59,277,667)
Gains (Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	145,667,587	317,914,205	116,276,972
Exchange differences, net	193,086,874	71,873,198	601,886,838
Other operating income	249,179,345	187,838,081	192,640,163
Other operating expenses	(767,996,198)	(646,127,369)	(752,265,130)
GROSS INCOME	3,172,049,783	4,357,093,596	5,158,729,279
Administrative costs	(1,252,485,611)	(1,420,552,293)	(1,425,341,263)
Personnel benefits	(603,906,929)	(678,255,559)	(710,717,613)
Other administrative expenses	(648,578,682)	(742,296,734)	(714,623,650)
Depreciation and amortization	(111,138,349)	(104,727,608)	(82,149,812)
Impairment of financial assets	(729,389,894)	(382,024,738)	(382,719,950)
Gains (Losses) on net monetary position	(571,171,770)	(1,869,623,082)	(2,374,269,202)
NET OPERATING INCOME	507,864,159	580,165,875	894,249,052
Share of profit or loss of entities accounted using the equity method	11,954,310	66,766	3,313,332
PROFIT BEFORE TAX	519,818,469	580,232,641	897,562,384
Income tax (expense) benefit	(187,245,787)	(100,324,865)	(447,083,204)
PROFIT FOR THE YEAR	332,572,682	479,907,776	450,479,180
Attributable to owners of the Bank	315,143,929	474,106,223	449,341,296
Attributable to non-controlling interest	$ 17,428,753	$ 5,801,553	$ 1,137,884
EARNINGS PER SHARE
Basic earnings per share (in ARS per share)	$ 514.3443	$ 773.7856	$ 733.3669
Diluted earnings per share (in ARS per share)	$ 514.3443	$ 773.7856	$ 733.3669